Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Computing Basic and Diluted Net Loss Per Share	The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows (U.S. dollars in thousands, except share and per share data):
	For the year ended December 31,
	2023	2022	2021
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	(11,280)	(12,340)	(4,041)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	13,640,168	11,504,521	6,243,411
Net loss per share of ordinary share, basic and diluted	(0.83)	(1.07)	(0.65)

Schedule of Weighted Average Number of Ordinary Shares Outstanding	The calculation of basic loss per share was based on the loss attributable to the Company’s ordinary shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:
	For the year ended December 31,
	2023	2022	2021
Balance as at January 1	11,781,963	10,943,534	5,582,922
Effect of share options, warrants and pre-funded warrants exercised	929,334	517,793	522,887
Effect of SAFE conversion	-	-	16,723
Effect of shares issued during the year	928,871	43,194	120,879
Weighted average number of ordinary shares used to calculate basic loss per share as at December 31	13,640,168	11,504,521	6,243,411